Goodwill and Intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill
The following table represents the changes in the carrying amount of goodwill reported in the consolidated balance sheets for the year ended March 31, 2023 and March 31, 2024:

	As of March 31, 2024
	Retail Banking	Wholesale Banking	Treasury Services	Insurance Services	Others	Total	Total
		(In millions)
Balance as at March 31, 2022	Rs.74,937.9	Rs.—	Rs.—	Rs. —	Rs. —	Rs.74,937.9	US$	899.3
Balance as at March 31, 2023	74,937.9	—	—	—	—	74,937.9		899.3
Goodwill on acquisition during the year	368,079.6	71,617.3	—	959,080.0	229,371.6	1,628,148.5		19,536.2
Less: Goodwill Derecognised on disposal during the year	—	—	—	—	73,576.1	.73,576.1		882.9

Balance at March 31, 2024	Rs.443,017.5	Rs.71,617.3	Rs.—	Rs.959,080.0	Rs.155,795.5	Rs.1,629,510.3	US$	19,552.6

Intangible Assets, Net
Intangible assets, net, consists of the following:

	As of,
	July 1, 2023	March 31, 2024	March 31, 2024
	(Rs. in millions)
Brand	Rs. 750,758.2	Rs. 742,230.7	US$	8,906.1
Investment management contract	369,785.6	369,785.6		4,437.1
Value of business acquired	221,738.5	221,738.5		2,660.6
Distribution network	59,543.2	50,570.8		606.9
Customer Relationship	29,874.9	29,874.9		358.4
Transferable Development Rights	3,117.7	3,117.7		37.4
Intangible Assets	Rs. 1,434,818.1	Rs. 1,417,318.2	US$	17,006.5
Less: Accumulated amortization	—	21,201.0		254.4

Total intangible assets, net	Rs. 1,434,818.1	Rs. 1,396,117.2	US$	16,752.1

(*)
All the above intangible assets excluding Brand and Investment Management Contract are subject to amortization. Further, intangible assets include Brand amounting to Rs. 8,527.5 million (US $ 102.3 million
) and Distribution network amounting to Rs. 8,972.4 million (US $ 107.6 million) pertaining to HDFC Credila Financial Services Limited which is classified as held for sale as on date of acquisition. These have been derecognized following the divestment of stake on March 19, 2024.

Future Amortization of Finite Lived Intangible Assets
At March 31, 2024, the expected future amortization of finite-lived intangible assets is as follows:

	As of March 31, 2024
	(in millions)
Fiscal year ending March 31:
2025	Rs. 21,827.1	US$	261.9
2026	19,843.8		238.1
2027	18,138.2		217.6
2028	16,298.0		195.6
2029	14,661.8		175.9
Thereafter	193,332.0		2,319.8